Condensed Statement of Comprehensive Loss (Parenthetical) (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Condensed Consolidating Statement of Other Comprehensive Income (Loss) [Line Items]
Foreign currency translation adjustments, tax	$ 0	¥ 0	¥ 0	¥ 0
Parent Company
Condensed Consolidating Statement of Other Comprehensive Income (Loss) [Line Items]
Foreign currency translation adjustments, tax	0	0	0	0
Other comprehensive income, tax	$ 0	¥ 0	¥ 0	¥ 0